SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Jun. 30, 2022
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

17.  SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the year ended June 30, 2022, 2021 and 2020, the transactions between the Group and related parties, and the related balances owed by and to them, are as follows:

		Value of transactions for the year ended
Party	Transaction type	06/30/2022	06/30/2021	06/30/2020
Joint ventures and associates	Sales and services	25,585,104	9,404,716	6,139,155
Joint ventures and associates	Purchases of goods and services	(62,876,997)	(23,395,323)	(21,634,936)
Joint ventures and associates	Equity contributions	3,000	3,033,582	250,000
Key management personnel	Salaries, social security benefits and other benefits	(4,042,348)	(3,376,292)	(5,333,469)
Key management personnel	Net loans cancelled	—	664,398	—
Key management personnel	Interest gain	—	9,782	44,619
Shareholders and other related parties	Sales of goods and services	844,587	572,110	1,871,613
Shareholders and other related parties	Purchases of goods and services	(2,904,956)	(3,092,506)	(1,881,105)
Shareholders and other related parties	Net loans granted	421,691	—	—
Shareholders and other related parties	Interest gain	42,813	—	—
Shareholders and other related parties	In-kind contributions	1,580,556	714,359	476,292
Parent company and related parties to Parent (Note 8.6)	Interest expenses	(817,170)	(1,219,776)	(1,861,774)
Parents companies and related parties to Parents (Note 7.5)	Net loans cancelled	—	(101,241)	—
Total		(42,163,720)	(16,786,191)	(21,929,605)

		Amounts receivable from related parties
Party	Transaction type	06/30/2022	06/30/2021	06/30/2020
Parent company and related parties to Parent	Other receivables	—	770,549	102,069
Shareholders and other related parties	Trade debtors	640,258	—	1,090,004
Shareholders and other related parties	Allowance for impairment	—	—	(768)
Other receivables - Other related parties	Other receivables	1,182	134,172	83,839
Joint ventures and associates	Trade debtors	22,429	221,048	120,992
Joint ventures and associates	Other receivables	2,987,765	2,219,863	1,562,340
Total		3,651,634	3,345,632	2,958,476

		Amounts payable to related parties
Party	Transaction type	06/30/2022	06/30/2021	06/30/2020
Parent company and related parties to Parent	Trade creditors	(670,730)	(193,718)	(2,210,308)
Parent company and related parties to Parent	Net loans payables	(6,657,266)	(9,578,921)	(12,389,521)
Key management personnel	Salaries, social security benefits and other benefits	(281,347)	(2,338,727)	(2,084,088)
Shareholders and other related parties	Trade and other payables	(44,579)	(52,864)	(1,031,710)
Joint ventures and associates	Trade creditors	(29,082,325)	(17,669,027)	(14,409,853)
Total		(36,736,247)	(29,833,257)	(32,125,480)